Preferred Shares - Preferred Share Dividends Declared (Details) - CAD ($) $ / shares in Units, $ in Millions		12 Months Ended
	Dec. 12, 2025	Dec. 31, 2025	Dec. 31, 2024
Disclosure of classes of share capital [line items]
Dividends declared per share (in CAD per share)	$ 0.065
Series A
Disclosure of classes of share capital [line items]
Total dividends declared		$ 7	$ 7
Dividends declared per share (in CAD per share)	0.17981
Series B
Disclosure of classes of share capital [line items]
Total dividends declared		$ 3	4
Dividend rate on preference shares		2.03%
Dividends declared per share (in CAD per share)	0.26186
Series C
Disclosure of classes of share capital [line items]
Total dividends declared		$ 15	15
Dividends declared per share (in CAD per share)	0.36588
Series D
Disclosure of classes of share capital [line items]
Total dividends declared		$ 1	2
Dividend rate on preference shares		3.10%
Dividends declared per share (in CAD per share)	0.32782
Series E
Disclosure of classes of share capital [line items]
Total dividends declared		$ 16	15
Dividends declared per share (in CAD per share)	0.43088
Series G
Disclosure of classes of share capital [line items]
Total dividends declared		10	9
Dividends declared per share (in CAD per share)	$ 0.42331
Preferred Shares
Disclosure of classes of share capital [line items]
Total dividends declared		$ 52	$ 52